Cover	Sep. 11, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 11, 2025
Entity Registrant Name	Rent the Runway, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40958
Entity Tax Identification Number	80-0376379
City Area Code	212
Local Phone Number	524-6860
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.001 par value per share
Trading Symbol	RENT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001468327
Amendment Flag	false